Pension Plans- Asset Category Percentage of Fair Value of Pension Plan Assets (Detail)	Dec. 27, 2014	Dec. 28, 2013
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	100.00%	100.00%
U.S. Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	44.00%	52.00%
U.S. Plans | Fixed-income securities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	51.00%	43.00%
U.S. Plans | Real estate
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	4.00%	4.00%
U.S. Plans | Certain insurance costs and other
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	1.00%	1.00%
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	100.00%	100.00%
Non-U.S. Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	48.00%	61.00%
Non-U.S. Plans | Fixed-income securities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	51.00%	38.00%
Non-U.S. Plans | Real estate
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	0.00%	0.00%
Non-U.S. Plans | Certain insurance costs and other
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	1.00%	1.00%